Interest Expense, Net of Amounts Capitalized	12 Months Ended
Dec. 31, 2020
Disclosure of interest expense [Abstract]
Interest Expense, Net of Amounts Capitalized	INTEREST EXPENSE, NET OF AMOUNTS CAPITALIZED

	Year ended December 31,
	2020	2019	2018
		US$ in millions
Senior Notes	$260	$253	$103
Amortization of deferred financing costs	17	15	22
Lease liabilities	8	8	—
Finance lease liabilities	—	—	8
Bank borrowings	2	—	85
Standby fee and other financing costs	13	13	11
	300	289	229
Less: interest capitalized	(21)	(9)	(4)
	$279	$280	$225

A capitalization rate of 3.2% to 5.1%, 4.4% to 5.3% and 3.2% to 5.4% for the years ended December 31, 2020, 2019 and 2018, respectively, was used, representing the effective finance costs of the loans to finance the assets under construction.